Derivatives financial instruments - Debentures convertible into shares of Valor da Logstica Integrada (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) item $ / shares	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($)
Derivative financial instruments
Financial settlement inflows (outflows)	$ (240)	$ (1,602)	$ (1,202)
Conversion options - Debentures - Sold
Derivative financial instruments
Notional (quantity) | item	140,239	140,239
Average strike per share | $ / shares	8,530
Fair value of liabilities	$ (57)	$ (72)
Value at risk	3
Conversion options - Debentures - Sold | 2027
Derivative financial instruments
Fair value of liabilities	$ (57)